Auditors' remuneration - Summary of auditors' remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Additional information [abstract]
Audit fees payable to PwC	$ 86.6	$ 84.8	$ 65.7
Other audit fees payable	0.9	1.2	1.6
Year ended 31 Dec	$ 87.5	$ 86.0	$ 67.3